Lease Liabilities - Summary of Detailed Information About Contractual Maturities of Lease Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 643,000	$ 966,000
Less: Amount due for settlement within 12 months shown under current liabilities	(209,000)	(233,000)
Amount due for settlement after 12 months shown under non-current liabilities	434,000	733,000
Within one year [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	209,000	233,000
More than one year, but not exceeding two years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	186,000	484,000
More than two years, but not exceeding five years [member]
Disclosure of Lease Liabilities [Line Items]
Lease liabilities payable	$ 248,000	$ 249,000